Quarterly Holdings Report
for
Fidelity® Sustainable International Equity Fund
July 31, 2025
SIC-NPRT3-0925
1.9904432.103
Common Stocks - 96.7%
	Shares	Value ($)
AUSTRALIA - 4.2%
Financials - 2.3%
Capital Markets - 1.2%
Macquarie Group Ltd	1,241	171,861
Insurance - 1.1%
QBE Insurance Group Ltd	10,539	156,338
TOTAL FINANCIALS		328,199

Industrials - 1.0%
Commercial Services & Supplies - 1.0%
Brambles Ltd	9,225	141,137
Materials - 0.9%
Metals & Mining - 0.9%
IperionX Ltd (a)	36,375	136,944
TOTAL AUSTRALIA		606,280
AUSTRIA - 0.9%
Materials - 0.9%
Construction Materials - 0.9%
Wienerberger AG	3,868	130,306
BELGIUM - 2.4%
Financials - 0.7%
Banks - 0.7%
KBC Group NV	1,045	109,429
Health Care - 1.7%
Pharmaceuticals - 1.7%
UCB SA	1,108	240,814
TOTAL BELGIUM		350,243
CANADA - 1.3%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Cameco Corp	2,564	192,504
DENMARK - 1.7%
Financials - 0.3%
Insurance - 0.3%
Tryg A/S	1,766	42,633
Health Care - 1.4%
Pharmaceuticals - 1.4%
Novo Nordisk A/S Series B	4,347	202,170
TOTAL DENMARK		244,803
FINLAND - 0.4%
Utilities - 0.4%
Electric Utilities - 0.4%
Fortum Oyj	3,641	66,856
FRANCE - 11.6%
Consumer Discretionary - 1.6%
Textiles, Apparel & Luxury Goods - 1.6%
Hermes International SCA	94	230,744
Consumer Staples - 2.9%
Food Products - 2.1%
Danone SA	3,632	297,232
Personal Care Products - 0.8%
L'Oreal SA	267	118,143
TOTAL CONSUMER STAPLES		415,375

Financials - 5.3%
Banks - 1.3%
BNP Paribas SA	2,009	183,177
Capital Markets - 1.0%
Amundi SA (b)(c)	2,007	148,990
Insurance - 3.0%
AXA SA	8,929	433,674
TOTAL FINANCIALS		765,841

Health Care - 1.0%
Health Care Equipment & Supplies - 1.0%
EssilorLuxottica SA	511	151,970
Materials - 0.8%
Chemicals - 0.8%
Air Liquide SA	624	122,763
TOTAL FRANCE		1,686,693
GERMANY - 10.4%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Auto1 Group SE (a)(b)(c)	2,582	78,084
Financials - 2.4%
Capital Markets - 0.9%
Deutsche Boerse AG	475	137,459
Insurance - 1.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	325	212,768
TOTAL FINANCIALS		350,227

Health Care - 1.2%
Life Sciences Tools & Services - 0.1%
Gerresheimer AG	228	11,287
Pharmaceuticals - 1.1%
Merck KGaA	1,282	160,230
TOTAL HEALTH CARE		171,517

Industrials - 1.7%
Air Freight & Logistics - 0.7%
Deutsche Post AG	2,432	108,968
Industrial Conglomerates - 1.0%
Siemens AG	536	136,521
TOTAL INDUSTRIALS		245,489

Information Technology - 2.5%
Software - 2.5%
SAP SE	1,289	368,597
Materials - 1.4%
Construction Materials - 1.4%
Heidelberg Materials AG	888	204,857
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Instone Real Estate Group SE (b)(c)	8,983	95,851
TOTAL GERMANY		1,514,622
HONG KONG - 1.6%
Financials - 1.6%
Insurance - 1.6%
AIA Group Ltd	25,649	239,156
INDIA - 0.4%
Financials - 0.4%
Banks - 0.4%
HDFC Bank Ltd/Gandhinagar ADR	976	74,928
IRELAND - 1.3%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Dalata Hotel Group PLC	4,285	31,198
Consumer Staples - 0.4%
Food Products - 0.4%
Kerry Group PLC Class A	624	57,788
Industrials - 0.7%
Building Products - 0.7%
Kingspan Group PLC	1,198	99,324
TOTAL IRELAND		188,310
ITALY - 5.1%
Financials - 4.6%
Banks - 4.6%
Intesa Sanpaolo SpA	28,482	171,612
UniCredit SpA	6,804	500,596
		672,208
Industrials - 0.5%
Electrical Equipment - 0.5%
Prysmian SpA	910	72,676
TOTAL ITALY		744,884
JAPAN - 21.2%
Consumer Discretionary - 4.7%
Broadline Retail - 0.6%
Pan Pacific International Holdings Corp	2,651	88,693
Household Durables - 3.2%
Sony Group Corp	19,254	463,123
Specialty Retail - 0.9%
Fast Retailing Co Ltd	420	128,112
TOTAL CONSUMER DISCRETIONARY		679,928

Financials - 4.4%
Banks - 2.2%
Mizuho Financial Group Inc	2,374	69,633
Sumitomo Mitsui Financial Group Inc	10,033	253,099
		322,732
Financial Services - 1.5%
ORIX Corp	9,659	216,971
Insurance - 0.7%
Tokio Marine Holdings Inc	2,507	100,663
TOTAL FINANCIALS		640,366

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Hoya Corp	1,516	191,262
Industrials - 7.8%
Industrial Conglomerates - 4.6%
Hitachi Ltd	21,847	668,533
Trading Companies & Distributors - 3.2%
ITOCHU Corp	8,891	466,356
TOTAL INDUSTRIALS		1,134,889

Information Technology - 3.0%
IT Services - 0.8%
NEC Corp	4,126	118,482
Semiconductors & Semiconductor Equipment - 2.2%
Advantest Corp	1,962	130,471
Disco Corp	210	62,061
Tokyo Electron Ltd	839	133,383
		325,915
TOTAL INFORMATION TECHNOLOGY		444,397

TOTAL JAPAN		3,090,842
KOREA (SOUTH) - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
SK Hynix Inc	964	185,702
NETHERLANDS - 6.1%
Communication Services - 2.8%
Diversified Telecommunication Services - 2.2%
Koninklijke KPN NV	70,610	315,451
Entertainment - 0.6%
Universal Music Group NV	3,379	97,203
TOTAL COMMUNICATION SERVICES		412,654

Financials - 2.1%
Banks - 2.1%
ING Groep NV	13,041	303,926
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
ASML Holding NV	167	116,845
BE Semiconductor Industries NV	380	51,648
		168,493
TOTAL NETHERLANDS		885,073
NEW ZEALAND - 0.9%
Utilities - 0.9%
Electric Utilities - 0.9%
Contact Energy Ltd	23,280	124,766
SPAIN - 1.7%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Puig Brands SA Class B	400	7,463
Financials - 0.7%
Banks - 0.7%
CaixaBank SA	10,319	97,084
Utilities - 1.0%
Electric Utilities - 1.0%
Iberdrola SA	7,922	139,240
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	269	3,162
TOTAL UTILITIES		142,402

TOTAL SPAIN		246,949
SWEDEN - 2.4%
Financials - 1.0%
Financial Services - 1.0%
Investor AB B Shares	5,127	149,004
Industrials - 0.4%
Machinery - 0.4%
Indutrade AB	2,560	62,344
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Lagercrantz Group AB B Shares	6,181	143,834
TOTAL SWEDEN		355,182
SWITZERLAND - 2.1%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Cie Financiere Richemont SA Series A	790	128,988
Industrials - 1.2%
Electrical Equipment - 1.2%
ABB Ltd	2,722	177,742
TOTAL SWITZERLAND		306,730
TAIWAN - 3.0%
Information Technology - 3.0%
Semiconductors & Semiconductor Equipment - 3.0%
Taiwan Semiconductor Manufacturing Co Ltd	11,471	440,629
UNITED KINGDOM - 11.1%
Consumer Discretionary - 1.5%
Hotels, Restaurants & Leisure - 1.3%
Compass Group PLC	5,382	189,121
Household Durables - 0.2%
Bellway PLC	927	30,483
TOTAL CONSUMER DISCRETIONARY		219,604

Consumer Staples - 1.6%
Food Products - 0.5%
Cranswick PLC	973	68,233
Personal Care Products - 1.1%
Unilever PLC	2,799	162,399
TOTAL CONSUMER STAPLES		230,632

Financials - 3.5%
Banks - 0.5%
NatWest Group PLC	11,427	79,321
Capital Markets - 2.2%
3i Group PLC	3,582	195,729
London Stock Exchange Group PLC	1,017	123,967
		319,696
Insurance - 0.8%
Aviva PLC	13,510	115,723
TOTAL FINANCIALS		514,740

Health Care - 1.7%
Pharmaceuticals - 1.7%
Astrazeneca PLC	1,715	250,204
Industrials - 1.5%
Commercial Services & Supplies - 0.5%
Johnson Service Group PLC	40,301	75,152
Professional Services - 1.0%
RELX PLC	2,639	137,125
TOTAL INDUSTRIALS		212,277

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Grainger PLC	16,512	44,813
Utilities - 1.0%
Multi-Utilities - 1.0%
National Grid PLC	10,783	151,524
TOTAL UNITED KINGDOM		1,623,794
UNITED STATES - 5.6%
Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
Alcon AG	1,952	172,598
Industrials - 3.4%
Electrical Equipment - 2.3%
Schneider Electric SE	1,297	335,655
Trading Companies & Distributors - 1.1%
Ferguson Enterprises Inc (United Kingdom)	706	157,852
TOTAL INDUSTRIALS		493,507

Materials - 1.0%
Construction Materials - 1.0%
Holcim AG	1,878	149,770
TOTAL UNITED STATES		815,875
TOTAL COMMON STOCKS (Cost $11,223,266)		14,115,127

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $469,462)	4.33	469,368	469,461

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $11,692,728)	14,584,588
NET OTHER ASSETS (LIABILITIES) - 0.1%	16,658
NET ASSETS - 100.0%	14,601,246

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $322,925 or 2.2% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $322,925 or 2.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	245,315	4,584,491	4,360,344	12,673	-	(1)	469,461	469,368	0.0%
Total	245,315	4,584,491	4,360,344	12,673	-	(1)	469,461

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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